Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2022:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$91,050	$—	$—	$91,050
Marketable securities:
U.S. Treasury securities	$107,871	—	—	$107,871
Federal agency securities	—	172,044	—	$172,044
	$198,921	$172,044	$—	$370,965

	Fair Value Measurements at December 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$541,220	$—	$—	$541,220
Marketable securities:
U.S. Treasury securities	49,194	—	—	49,194
	$590,414	$—	$—	$590,414

As of December 31, 2022 and 2021, the money market funds and U.S. Treasury securities were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy.

As of December 31, 2022, the Company’s marketable securities also consisted of federal agency securities, which were valued based on Level 2 inputs. In determining the fair value of its federal agency securities, the Company relied on quoted prices for similar securities in active markets or other inputs that are observable or can be corroborated by observable market data. Since Federal agency securities typically do not trade as U.S. government agency securities and no exchange exists to price such investments, they are recognized as Level 2 assets.

There were no changes to the valuation methods during the years ended December 31, 2022 or 2021.

The Company evaluates transfers between levels at the end of each reporting period. There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the years ended December 31, 2022 or 2021.